LEASES - Future minimum payments (Details) - USD ($) $ in Thousands	Oct. 31, 2019	Feb. 01, 2019
Future minimum payments under operating lease
2020	$ 92
2021	372
2022	382
2023	392
2024	334
Total future minimum lease payments	1,572
Less: present value discount	(486)
Present value of operating lease liabilities	$ 1,086	$ 1,300